Note 2 - Summary of Significant Accounting Policies - Amortization and Impairment (Details)	12 Months Ended
Dec. 31, 2019
Buildings [member]
Statement Line Items [Line Items]
Amortization Percentage	4.00%
Computer equipment [member]
Statement Line Items [Line Items]
Amortization Percentage	30.00%
Office equipment [member]
Statement Line Items [Line Items]
Amortization Percentage	30.00%
Mining assets [member]
Statement Line Items [Line Items]
Amortization Percentage	30.00%
Right-of-use assets [member]
Statement Line Items [Line Items]
Right-of-Use assets	straight-line over the earlier of the end of the lease term or useful life of the asset